Basis of Presentation and General Information, Summary (Details)					6 Months Ended
	May 22, 2026 TEU	Jan. 08, 2026	Apr. 01, 2025	Jun. 11, 2024 shares	Jun. 30, 2026 TEU
Subsidiaries in Consolidation [Abstract]
Ownership equity interest rate	4.70%				4.70%
Vessel capacity | TEU	2,000				2,000
Reverse stock split ratio		0.2	0.025
Maui Shipping Co. [Member] | Common Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)				1,000
Maui Shipping Co. [Member] | Series A Preferred Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)				15,000
Maui Shipping Co. [Member] | Series B Preferred Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)				1,500,000